Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

EIN: 59-3191743

Plan No. 001

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment	Units/Shares	(e) Current value
	Allspring Treasury Plus Money Market Service	Money market funds	180,353	$180,353
*	Galliard Stable Return Fund PN	Common/collective trusts	153,870	10,070,662
*	Principal/BlackRock S&P MidCap Index CIT N	Common/collective trusts	53,214	4,879,208
*	Principal/MFS Value CIT N	Common/collective trusts	143,080	5,136,229
*	Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N	Common/collective trusts	180,746	14,173,869
	Allspring Core Bond R6 Fund	Mutual funds	313,635	3,509,575
	American Century Small Cap Value R6 Fund	Mutual funds	16,302	146,394
	American Funds Europacific Growth Fund R6	Mutual funds	46,388	2,810,202
	American Funds New Perspective Fund R6	Mutual funds	203,393	14,373,779
	Cohen & Steers Real Estate Securities Fund Z	Mutual funds	6,401	111,185
	Fidelity Balanced Fund	Mutual funds	330,495	10,622,117
	John Hancock Disciplined Value MidCap Fund R6	Mutual funds	169,656	4,658,760
	T. Rowe Price Mid Cap Growth Fund I	Mutual funds	35,891	3,502,557
	Vanguard Developed Markets Index Fund Admiral	Mutual funds	71,452	1,434,040
	Vanguard Explorer Fund Admiral	Mutual funds	4,800	512,129
	Vanguard Institutional Index Fund Institutional	Mutual funds	37,297	20,590,794
	Vanguard REIT Index Fund Admiral	Mutual funds	6,361	797,609
	Vanguard Small Cap Index Fund Institutional	Mutual funds	60,994	7,537,696
	Vanguard Target Retirement Income Fund	Mutual funds	95,567	1,325,513
	Vanguard Target Retirement 2020 Fund	Mutual funds	32,707	897,819
	Vanguard Target Retirement 2025 Fund	Mutual funds	81,488	1,625,681
	Vanguard Target Retirement 2030 Fund	Mutual funds	157,674	6,674,329
	Vanguard Target Retirement 2035 Fund	Mutual funds	203,846	5,581,306
	Vanguard Target Retirement 2040 Fund	Mutual funds	196,064	9,793,419
	Vanguard Target Retirement 2045 Fund	Mutual funds	301,986	10,490,989
	Vanguard Target Retirement 2050 Fund	Mutual funds	237,848	14,099,623
	Vanguard Target Retirement 2055 Fund	Mutual funds	102,178	6,760,125
	Vanguard Target Retirement 2060 Fund	Mutual funds	64,890	3,956,975
	Vanguard Target Retirement 2065 Fund	Mutual funds	13,410	536,784
	Vanguard Target Retirement 2070 Fund	Mutual funds	18,798	598,161
	Self Directed Accounts	Self directed accounts		10,746,270
*	Regency Centers Corporation Common Stock Fund	Common stock	124,335	8,583,381
*	Participant Loans (1)	79 participant loans with interest rates ranging from 4.25% to 9.50% and maturity dates ranging from February 2026 to March 2039		1,034,128
	Total			$187,751,661

* Party-in-interest to the Plan

Note: Column (d), cost, has been omitted as all investments are participant directed

(1) Participant loans are reported as Notes receivable from participants in the accompanying Statements of Net Assets Available for Benefits.

See accompanying report of independent registered public accounting firm.